Accounts Receivable, Net - Schedule of Movements in the Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Movements in the Allowance for Expected Credit Losses [Abstract]
Beginning of the financial year/period			RM 982,000
Additional/(Reversal)	1,409,106	345,200	(982,000)
End of the financial year/period	RM 1,409,106	$ 345,200